License agreement, related party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
License Agreement Related Party
License agreement, related party

Note 4. License agreement, related party:

Effective April 26, 2023 (the “Effective Date”), the Company and MyMD Pharmaceuticals, Inc. (“MYMD”) entered into an Amended and Restated Limited License Agreement with MyMD. The license grants our company a perpetual, worldwide, royalty-free non-exclusive right to use MyMD’s Supera-CBD compound, a different compound than MIRA1a, as a synthetic intermediate in the manufacture of MIRA1a for all purposes (including clinical development and commercial production). This license is perpetual, and MyMD does not have the right to terminate it. In consideration of this license, we agreed to share with MyMD technical information and know-how that pertains to the synthetic manufacture and/or formulation of our MIRA1a product candidate and granted a license to MyMD to use improvements to MIRA1a made under the agreement, agreement, and the agreement does not involve any prior or future cash payments by us.

The Company and MYMD have similar members of the Board, as well as officers from the respective companies.

Note 3. License agreement, related party:

On April 28, 2022, and subsequently amended and restated on June 27, 2022 (the “Effective Date”), the Company and MyMD Pharmaceuticals, Inc. (“MYMD”) entered into a non-exclusive, royalty-free license (the “Agreement”) to use MYMD’s Supera-CBD as a synthetic intermediate in the manufacture of MIRA1a for research and development activities relating to our planned pre-clinical and clinical studies.

This Agreement was amended on April 17, 2023 to extend its original one-year term through December 31, 2024. The term of agreement may be extended by mutual agreement of the parties for an additional period that is reasonably necessary to complete the manufacture of quantities of MIRA1a needed for pre-clinical or clinical studies.

Either party may terminate this Agreement without cause upon forty-five (45) calendar days prior written notice to the other Party.

The Company and MYMD have similar members of the Board, as well as officers from the respective companies.